GMO Beyond China ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%
	Brazil — 1.4%
30,265	WEG SA	264,580
	Czech Republic — 0.4%
7,740	Moneta Money Bank AS	68,994
	Greece — 0.5%
3,915	Jumbo SA	106,307
	Hungary — 0.6%
893	OTP Bank Nyrt	122,340
	India — 19.2%
1,359	ABB India Ltd.	103,999
2,171	Amara Raja Energy & Mobility Ltd.	20,247
8,709	Asian Paints Ltd.	246,419
10,317	AU Small Finance Bank Ltd.	107,449
15,354	Bajaj Finance Ltd. *	146,962
2,268	Balkrishna Industries Ltd.	54,551
26,053	Castrol India Ltd.	50,433
2,425	Ceat Ltd.	82,501
12,290	Chambal Fertilisers & Chemicals Ltd.	60,189
2,988	Coromandel International Ltd.	55,457
6,100	Cummins India Ltd.	378,842
4,536	Deepak Fertilisers & Petrochemicals Corp. Ltd.	67,563
885	Dixon Technologies India Ltd.	107,597
5,125	Eicher Motors Ltd.	389,122
2,148	Finolex Cables Ltd.	25,776
23,280	Firstsource Solutions Ltd.	63,714
9,856	HBL Engineering Ltd.	85,280
7,960	Hero MotoCorp Ltd.	413,082
29,179	Hindalco Industries Ltd.	347,752
20,845	IRCON International Ltd.	29,973
12,071	JM Financial Ltd.	16,620
783	KEI Industries Ltd.	43,560
1,307	Kirloskar Brothers Ltd.	22,508
17,271	Manappuram Finance Ltd.	59,249
701	Muthoot Finance Ltd.	24,325
47,169	National Aluminium Co. Ltd.	209,579
1,251	Navin Fluorine International Ltd.	92,969
8,343	Nippon Life India Asset Management Ltd.	96,603
9,315	PCBL Chemical Ltd.	28,264
20,857	Shriram Finance Ltd.	209,668
3,416	SRF Ltd.	97,482
	Total India	3,737,735
	Indonesia — 1.7%
569,000	Aneka Tambang Tbk. PT	92,339
209,700	Astra International Tbk. PT	58,674
319,800	Bank Central Asia Tbk. PT	102,007
144,100	Bank Mandiri Persero Tbk. PT	32,900
Shares	Description	Value ($)
	Indonesia — continued
200,200	Bank Negara Indonesia Persero Tbk. PT	41,451
	Total Indonesia	327,371
	Malaysia — 1.1%
90,381	Gamuda Bhd.	95,738
14,500	RHB Bank Bhd.	30,024
57,126	Westports Holdings Bhd.	88,030
	Total Malaysia	213,792
	Mexico — 7.7%
16,700	Banco del Bajio SA	54,106
45,922	Cemex SAB de CV –ADR	601,119
21,182	Corp. Inmobiliaria Vesta SAB de CV	74,186
730	Fomento Economico Mexicano SAB de CV –ADR	86,892
61,236	Gentera SAB de CV	151,386
2,810	Gruma SAB de CV –Class B	47,229
19,366	Grupo Financiero Banorte SAB de CV –Class O	201,770
17,315	Grupo Mexico SAB de CV –Class B	214,018
21,608	Wal-Mart de Mexico SAB de CV	65,408
	Total Mexico	1,496,114
	Poland — 2.4%
2,197	Bank Polska Kasa Opieki SA *	146,537
1,005	KGHM Polska Miedz SA *	96,863
12,037	Powszechny Zaklad Ubezpieczen SA	213,741
	Total Poland	457,141
	South Korea — 18.6%
2,164	DB HiTek Co. Ltd.	266,372
1,559	Hyundai Glovis Co. Ltd.	250,868
169	Hyundai Mobis Co. Ltd.	86,126
1,572	Kia Corp.	176,498
670	LS Electric Co. Ltd.	107,369
12,990	Samsung Electronics Co. Ltd.	2,732,468
	Total South Korea	3,619,701
	Taiwan — 30.6%
7,452	Advantech Co. Ltd.	117,755
6,359	ASE Technology Holding Co. Ltd.	124,031
7,696	Bizlink Holding, Inc.	512,240
2,280	Chroma ATE, Inc.	183,416
11,972	Delta Electronics, Inc.	934,432
12,722	Greatek Electronics, Inc.	57,466
20,901	Lite-On Technology Corp.	156,463
6,824	MediaTek, Inc.	938,898
5,519	Parade Technologies Ltd.	146,936
3,601	Phison Electronics Corp.	296,007
30,578	Radiant Opto-Electronics Corp.	103,959
8,401	Realtek Semiconductor Corp.	155,547
9,495	Sinbon Electronics Co. Ltd.	95,630

GMO Beyond China ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
5,097	Taiwan Semiconductor Manufacturing Co. Ltd. –ADR	2,132,840
	Total Taiwan	5,955,620
	Thailand — 7.2%
70,400	Amata Corp. PCL –NVDR	52,997
316,800	AP Thailand PCL –NVDR	71,060
6,700	Bangkok Bank PCL –NVDR	35,615
18,300	Delta Electronics Thailand PCL –NVDR	198,491
49,000	Kasikornbank PCL –NVDR	302,627
540,700	Krung Thai Bank PCL –NVDR	577,334
18,000	SCB X PCL –NVDR	74,389
94,800	Supalai PCL –NVDR	45,150
314,800	WHA Corp. PCL –NVDR	47,397
	Total Thailand	1,405,060
	Turkey — 1.2%
8,117	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	55,317
14,711	Dogus Otomotiv Servis ve Ticaret AS	59,239
138,408	Mavi Giyim Sanayi Ve Ticaret AS –Class B	124,317
	Total Turkey	238,873
	United Arab Emirates — 1.9%
34,052	Aldar Properties PJSC	72,311
18,477	Emaar Development PJSC	72,638
70,322	Emaar Properties PJSC	225,530
	Total United Arab Emirates	370,479
	Vietnam — 4.9%
133,421	Gelex Group JSC	162,770
33,200	Gemadept Group Corp.	91,227
58,400	Kinh Bac City Development Holding Corp. *	67,695
137,640	Mobile World Investment Corp.	399,131
17,014	PetroVietnam Gas JSC	56,515
67,500	Vietnam Dairy Products JSC	151,870
23,880	Vietnam Prosperity JSC Bank	24,595
	Total Vietnam	953,803
	TOTAL COMMON STOCKS (COST $13,257,407)	19,337,910
Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
145,677	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (a)	145,677
	TOTAL SHORT-TERM INVESTMENTS (COST $145,677)	145,677
	TOTAL INVESTMENTS — 100.2% (Cost $13,403,084)	19,483,587
	Other Assets and Liabilities (net) — (0.2)%	(36,717)
	TOTAL NET ASSETS — 100.0%	$19,446,870

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:
ADR — American Depositary Receipt
JSC — Joint-Stock Company
NVDR — Non-Voting Depositary Receipt
PJSC — Private Joint-Stock Company

GMO Domestic Resilience ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%
	Capital Goods — 51.9%
3,801	Acuity, Inc.	1,159,723
14,517	AECOM	1,007,044
8,256	Allegion PLC	1,073,858
2,909	Applied Industrial Technologies, Inc.	883,783
8,032	Arcosa, Inc.	1,018,056
3,882	Carlisle Cos., Inc.	1,338,552
2,803	Ferguson Enterprises, Inc.	633,394
26,978	Fluor Corp. *	1,234,513
750	Hubbell, Inc.	355,208
2,733	Huntington Ingalls Industries, Inc.	842,229
10,550	Jacobs Solutions, Inc.	1,264,523
1,771	L3Harris Technologies, Inc.	558,184
1,018	Lockheed Martin Corp.	539,998
1,124	MYR Group, Inc. *	522,728
2,215	Northrop Grumman Corp.	1,248,551
5,196	Regal Rexnord Corp.	1,048,345
2,158	Rockwell Automation, Inc.	973,388
975	United Rentals, Inc.	970,778
2,137	WESCO International, Inc.	771,820
53,084	WillScot Holdings Corp.	1,365,851
	Total Capital Goods	18,810,526
	Commercial & Professional Services — 3.6%
4,583	Clean Harbors, Inc. *	1,287,961
	Energy — 9.6%
11,143	ConocoPhillips	1,270,079
6,329	EOG Resources, Inc.	844,162
18,910	EQT Corp.	1,038,726
3,511	Expand Energy Corp.	326,453
	Total Energy	3,479,420
	Materials — 13.8%
5,267	Eagle Materials, Inc.	1,164,955
2,293	Martin Marietta Materials, Inc.	1,333,701
3,199	Nucor Corp.	799,750
1,651	Steel Dynamics, Inc.	429,508
4,582	Vulcan Materials Co.	1,296,339
	Total Materials	5,024,253
	Software & Services — 1.8%
2,027	Roper Technologies, Inc.	659,849
	Transportation — 18.0%
2,986	CH Robinson Worldwide, Inc.	533,449
21,149	CSX Corp.	957,204
14,208	Knight-Swift Transportation Holdings, Inc.	1,074,551
3,431	Old Dominion Freight Line, Inc.	772,490
1,185	Saia, Inc. *	559,758
4,884	TFI International, Inc.	752,722
Shares	Description	Value ($)
	Transportation — continued
7,191	Union Pacific Corp.	1,888,644
	Total Transportation	6,538,818
	TOTAL COMMON STOCKS (COST $32,560,991)	35,800,827
	SHORT-TERM INVESTMENTS — 1.2%
	Money Market Funds — 1.2%
443,796	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (a)	443,796
	TOTAL SHORT-TERM INVESTMENTS (COST $443,796)	443,796
	TOTAL INVESTMENTS — 99.9% (Cost $33,004,787)	36,244,623
	Other Assets and Liabilities (net) — 0.1%	31,787
	TOTAL NET ASSETS — 100.0%	$36,276,410

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO Dynamic Allocation ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Shares	Description	Value ($)
	INVESTMENT FUNDS — 99.3%
	United States — 99.3%
38,480	GMO Domestic Resilience ETF (a)	1,163,839
72,679	GMO International Quality ETF (a)	1,925,994
103,076	GMO International Value ETF (a)	3,941,626
99,450	GMO U.S. Quality ETF (a)	4,129,164
128,970	GMO U.S. Value ETF (a)	3,907,791
78,808	Invesco National AMT-Free Municipal Bond ETF	1,835,438
28,418	iShares 3-7 Year Treasury Bond ETF	3,345,935
12,888	iShares Core MSCI Emerging Markets ETF	1,075,761
6,565	iShares Core MSCI International Developed Markets ETF	593,542
4,677	iShares MSCI EAFE Small-Cap ETF	404,514
11,384	iShares MSCI Emerging Markets ex China ETF	1,150,239
33,424	iShares MSCI Japan Value ETF	1,521,461
119,649	Schwab Intermediate-Term U.S. Treasury ETF	2,956,527
91,943	State Street SPDR Portfolio Intermediate Term Treasury ETF	2,614,859
3,662	Vanguard FTSE All World ex-U.S. Small-Cap ETF	589,582
13,300	Vanguard FTSE Emerging Markets ETF	796,404
3,677	Vanguard FTSE Pacific ETF	427,047
48,728	Vanguard Intermediate-Term Treasury ETF	2,879,338
30,787	Vanguard Short-Term Treasury ETF	1,796,421
14,163	Vanguard Total International Stock ETF	1,218,868
	TOTAL INVESTMENT FUNDS (COST $36,260,796)	38,274,350
	SHORT-TERM INVESTMENTS — 0.7%

	Money Market Funds — 0.7%
284,588	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	284,588
	TOTAL SHORT-TERM INVESTMENTS (COST $284,588)	284,588
	TOTAL INVESTMENTS — 100.0% (Cost $36,545,384)	38,558,938
	Other Assets and Liabilities (net) — (0.0%)	(6,473)
	TOTAL NET ASSETS — 100.0%	$38,552,465

Notes to Schedule of Investments:
(a)	Affiliated company.
(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:
ETF – Exchange-Traded Fund

GMO International Quality ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Capital Goods — 14.5%
232,733	Assa Abloy AB – Class B	8,386,162
76,421	Knorr-Bremse AG	9,243,552
112,089	Kone OYJ – Class B	6,701,762
116,493	Safran SA – ADR	10,362,052
103,972	Schneider Electric SE – ADR	6,539,839
	Total Capital Goods	41,233,367
	Commercial & Professional Services — 4.0%
539,433	Brambles Ltd.	6,424,480
141,909	Experian PLC – ADR	4,922,823
	Total Commercial & Professional Services	11,347,303
	Consumer Discretionary Distribution & Retail — 5.1%
233,476	Industria de Diseno Textil SA	14,514,994
	Consumer Durables & Apparel — 2.9%
73,860	LVMH Moet Hennessy Louis Vuitton SE – ADR	8,165,223
	Consumer Services — 7.4%
169,677	Amadeus IT Group SA	10,833,660
313,677	Compass Group PLC – ADR	10,106,673
	Total Consumer Services	20,940,333
	Food, Beverage & Tobacco — 10.1%
826,865	Davide Campari-Milano NV	5,402,878
85,548	Diageo PLC – ADR	7,054,288
53,099	Fomento Economico Mexicano SAB de CV – ADR	6,320,374
117,095	Kerry Group PLC – Class A	10,031,770
	Total Food, Beverage & Tobacco	28,809,310
	Health Care Equipment & Services — 4.5%
31,815	BioMerieux	2,759,055
27,639	EssilorLuxottica SA	2,809,504
43,000	Hoya Corp.	7,311,337
	Total Health Care Equipment & Services	12,879,896
	Household & Personal Products — 7.7%
126,414	L'Oreal SA – ADR	11,291,298
190,324	Unilever PLC – ADR	10,743,790
	Total Household & Personal Products	22,035,088
	Materials — 6.9%
253,857	Air Liquide SA – ADR	10,496,987
375,854	Shin-Etsu Chemical Co. Ltd. – ADR	9,084,391
	Total Materials	19,581,378
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 12.5%
1,089,695	Haleon PLC – ADR	9,872,636
76,122	Novartis AG – ADR	11,431,241
206,367	Roche Holding AG – ADR	10,813,631
16,982	Sartorius Stedim Biotech	3,527,769
	Total Pharmaceuticals, Biotechnology & Life Sciences	35,645,277
	Semiconductors & Semiconductor Equipment — 11.6%
6,721	ASML Holding NV – NY Reg Shares	10,839,360
40,629	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	17,001,205
15,500	Tokyo Electron Ltd.	5,101,623
	Total Semiconductors & Semiconductor Equipment	32,942,188
	Software & Services — 8.7%
17,289	Capgemini SE *	2,055,912
2,367	Constellation Software, Inc.	4,846,509
292,043	Dassault Systemes SE	6,405,714
63,537	SAP SE – ADR	11,550,391
	Total Software & Services	24,858,526
	Transportation — 2.9%
134,888	Ryanair Holdings PLC – ADR	8,198,493
	TOTAL COMMON STOCKS (COST $274,307,230)	281,151,376
	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
2,620,973	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (a)	2,620,973
	TOTAL SHORT-TERM INVESTMENTS (COST $2,620,973)	2,620,973
	TOTAL INVESTMENTS — 99.7% (Cost $276,928,203)	283,772,349
	Other Assets and Liabilities (net) — 0.3%	969,050
	TOTAL NET ASSETS — 100.0%	$284,741,399

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:
ADR — American Depositary Receipt

GMO International Value ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%
	Australia — 5.9%
191,431	Aurizon Holdings Ltd.	576,507
169,798	BHP Group Ltd. –ADR	15,096,740
405,437	Fortescue Ltd.	6,501,311
95,894	QBE Insurance Group Ltd.	1,560,435
7,709	Rio Tinto Ltd.	1,028,547
99,163	Santos Ltd.	556,645
25,476	Suncorp Group Ltd.	318,243
64,279	Woodside Energy Group Ltd. –ADR	1,403,211
	Total Australia	27,041,639
	Austria — 1.3%
44,694	OMV AG	3,213,880
44,090	Raiffeisen Bank International AG	2,541,501
	Total Austria	5,755,381
	Belgium — 0.3%
19,042	Ageas SA	1,479,225
	Canada — 15.1%
11,559	Alimentation Couche-Tard, Inc.	653,052
30,888	Bank of Montreal	5,017,046
185,841	Bank of Nova Scotia	14,876,572
6,766	Canadian Imperial Bank of Commerce	735,735
8,133	Empire Co. Ltd. –Class A	288,414
1,375	Fairfax Financial Holdings Ltd.	2,143,604
13,578	IGM Financial, Inc.	773,719
32,709	Magna International, Inc.	2,118,235
241,202	Manulife Financial Corp.	9,211,504
10,901	Nutrien Ltd.	747,264
28,707	Open Text Corp.	684,375
59,681	Parex Resources, Inc.	1,041,111
21,828	Power Corp. of Canada	1,319,354
9,395	Russel Metals, Inc.	425,506
138,008	Sun Life Financial, Inc.	9,908,974
166,153	Toronto-Dominion Bank	19,011,813
	Total Canada	68,956,278
	Denmark — 0.8%
428	AP Moller - Maersk AS –Class A	1,036,645
946	AP Moller - Maersk AS –Class B	2,334,089
49,138	H Lundbeck AS	332,967
	Total Denmark	3,703,701
	Finland — 0.2%
37,831	Valmet OYJ	1,026,372
	France — 9.7%
20,656	AXA SA	957,221
129,216	BNP Paribas SA	14,009,193
6,231	Capgemini SE *	740,956
228,345	Sanofi SA –ADR	9,971,826
Shares	Description	Value ($)
	France — continued
8,648	Teleperformance SE	635,886
183,249	TotalEnergies SE	16,001,303
120,975	Valeo SE	1,872,466
	Total France	44,188,851
	Germany — 8.0%
6,119	Allianz SE	2,723,556
36,975	Daimler Truck Holding AG	1,817,830
219,136	Deutsche Bank AG	7,121,021
112,391	Deutsche Post AG	6,711,953
168,318	Deutsche Telekom AG –ADR	5,652,118
8,294	DWS Group GmbH & Co. KGaA	599,312
25,252	Fresenius Medical Care AG	1,095,391
12,238	Henkel AG & Co. KGaA	889,295
128,020	Mercedes-Benz Group AG	7,793,141
10,641	Merck KGaA	1,624,066
8,491	Traton SE *	334,356
	Total Germany	36,362,039
	Hong Kong — 2.8%
292,500	CK Asset Holdings Ltd.	1,766,891
456,000	CK Hutchison Holdings Ltd.	4,099,223
81,000	Henderson Land Development Co. Ltd.	319,994
62,000	Kerry Properties Ltd.	164,080
247,000	Sun Hung Kai Properties Ltd.	4,150,863
1,743,000	WH Group Ltd.	2,012,805
	Total Hong Kong	12,513,856
	Ireland — 0.6%
134,091	AIB Group PLC	1,579,677
46,307	Bank of Ireland Group PLC	941,708
	Total Ireland	2,521,385
	Israel — 1.3%
84,604	Bank Hapoalim BM	2,175,488
74,114	ICL Group Ltd.	488,924
121,424	Israel Discount Bank Ltd. –Class A	1,348,390
18,012	Mizrahi Tefahot Bank Ltd.	1,384,359
25,922	ZIM Integrated Shipping Services Ltd.	608,908
	Total Israel	6,006,069
	Italy — 1.1%
22,921	Banco BPM SpA	360,522
4,154	Buzzi SpA	225,303
79,804	Intesa Sanpaolo SpA	540,535
65,727	MFE-MediaForEurope NV –Class A	231,985
99,123	Stellantis NV *	793,711
539,138	Telecom Italia SpA *	458,306
91,402	Unipol Assicurazioni SpA	2,264,424
	Total Italy	4,874,786

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Shares	Description	Value ($)
	Japan — 20.5%
274,300	Asahi Group Holdings Ltd.	2,623,904
105,700	Asahi Kasei Corp.	1,185,985
21,400	Astellas Pharma, Inc.	306,760
44,300	Brother Industries Ltd.	1,043,907
20,200	Canon, Inc.	536,248
4,800	Credit Saison Co. Ltd.	123,357
9,700	Daikin Industries Ltd.	1,418,168
52,600	Daito Trust Construction Co. Ltd.	1,047,607
113,200	Daiwa House Industry Co. Ltd.	3,080,456
229,800	Denso Corp.	2,753,012
10,300	Electric Power Development Co. Ltd.	259,788
89,700	FUJIFILM Holdings Corp.	1,870,991
33,100	Hitachi Construction Machinery Co. Ltd.	1,080,507
326,305	Honda Motor Co. Ltd. –ADR	8,806,972
251,400	Inpex Corp.	5,688,919
43,000	Isuzu Motors Ltd.	634,072
243,200	Japan Post Holdings Co. Ltd.	3,157,866
91,600	Kirin Holdings Co. Ltd.	1,563,524
27,700	Kobe Steel Ltd.	344,369
136,300	Komatsu Ltd.	5,628,638
145,753	Kubota Corp.	2,600,886
36,300	Mazda Motor Corp.	261,768
212,800	Mitsui & Co. Ltd.	7,068,169
120,900	Nippon Yusen KK	4,033,163
3,600	Niterra Co. Ltd.	229,768
9,126,100	NTT, Inc.	8,566,552
91,700	Ono Pharmaceutical Co. Ltd.	1,377,530
79,200	ORIX Corp.	3,101,563
234,400	Panasonic Holdings Corp.	5,445,515
56,300	Ricoh Co. Ltd.	515,578
65,200	Seiko Epson Corp.	1,198,462
70,700	Sekisui Chemical Co. Ltd.	1,017,008
95,000	Sekisui House Ltd.	2,000,031
104,600	Shionogi & Co. Ltd.	1,970,301
29,700	Subaru Corp.	455,388
58,900	Sumitomo Corp.	2,625,380
145,300	Sumitomo Forestry Co. Ltd.	1,191,029
29,700	Suntory Beverage & Food Ltd.	807,279
44,100	Suzuki Motor Corp.	546,456
43,300	Tosoh Corp.	747,653
31,200	Toyo Tire Corp.	742,657
16,170	Toyota Motor Corp. –ADR	3,071,492
98,000	Yamaha Motor Co. Ltd.	806,693
	Total Japan	93,535,371
	Netherlands — 2.6%
61,076	ABN AMRO Bank NV	2,430,676
195,065	ING Groep NV –ADR	6,035,311
26,309	Koninklijke Ahold Delhaize NV	1,109,942
9,515	NN Group NV	795,526
66,135	Signify NV	1,606,051
	Total Netherlands	11,977,506
Shares	Description	Value ($)
	Norway — 2.2%
255,685	Equinor ASA –ADR	9,202,103
72,549	Orkla ASA	766,176
15,907	Wallenius Wilhelmsen ASA	204,204
	Total Norway	10,172,483
	Singapore — 0.8%
32,739	Hafnia Ltd.	252,629
100,300	Oversea-Chinese Banking Corp. Ltd.	1,838,997
41,800	United Overseas Bank Ltd.	1,231,483
99,600	Wilmar International Ltd.	280,168
	Total Singapore	3,603,277
	Spain — 5.7%
621,173	Banco Bilbao Vizcaya Argentaria SA –ADR	14,529,236
204,624	Banco de Sabadell SA	692,153
334,491	Banco Santander SA	4,185,532
14,506	Puig Brands SA –Class B	272,916
243,737	Repsol SA	6,265,857
	Total Spain	25,945,694
	Sweden — 2.5%
80,662	Essity AB –Class B	2,267,912
97,268	Husqvarna AB –Class B	457,206
73,747	Investor AB –Class B	3,041,142
72,257	SSAB AB –Class B	744,866
304,089	Telefonaktiebolaget LM Ericsson –ADR	3,971,402
19,489	Volvo AB –Class B	687,058
	Total Sweden	11,169,586
	Switzerland — 6.6%
95,700	Adecco Group AG	2,031,579
86,508	Nestle SA –ADR	8,775,371
46,400	Novartis AG –ADR	6,967,888
19,802	Roche Holding AG	8,354,107
2,494	Roche Holding AG – Class BR	1,075,499
16,613	Sandoz Group AG –ADR	1,397,486
29,207	UBS Group AG	1,385,981
	Total Switzerland	29,987,911
	United Kingdom — 9.3%
144,658	3i Group PLC	4,431,948
213,027	Aberdeen Group PLC	712,045
76,962	Associated British Foods PLC	1,888,407
5,480	Berkeley Group Holdings PLC *	254,164
908,253	BT Group PLC	2,553,925
33,468	DCC PLC	2,706,534
257,239	GSK PLC –ADR	13,000,859
27,151	HSBC Holdings PLC –ADR	2,545,135
723,293	ITV PLC	800,676
273,303	JD Sports Fashion PLC	310,125
367,242	Kingfisher PLC	1,421,874

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
76,214	Man Group PLC	282,047
61,378	NatWest Group PLC –ADR	984,503
97,325	Rio Tinto PLC –ADR	10,354,407
	Total United Kingdom	42,246,649
	TOTAL COMMON STOCKS (COST $395,935,975)	443,068,059

	PREFERRED STOCKS (a) — 1.4%
	Germany — 1.4%
40,792	Volkswagen AG *	4,368,775
25,878	Henkel AG & Co. KGaA	2,012,676
	Total Germany	6,381,451
	TOTAL PREFERRED STOCKS (COST $6,736,018)	6,381,451
	TOTAL INVESTMENTS — 98.7% (Cost $402,671,993)	449,449,510
	Other Assets and Liabilities (net) — 1.3%	5,757,936
	TOTAL NET ASSETS — 100.0%	$455,207,446

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

Portfolio Abbreviations:
ADR — American Depositary Receipt

GMO Systematic Investment Grade Credit ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 98.2%
	Canada — 6.1%
	Corporate Debt — 6.1%
70,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 0.89%, 4.93%, due 02/14/29	70,571
198,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 1.07%, 5.13%, due 02/14/31	200,894
137,000	Brookfield Finance, Inc., 5.33%, due 01/15/36	135,352
275,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR + 1.34%, 4.63%, due 09/11/30	274,951
222,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR Index + 1.17%, 4.58%, due 09/08/31	220,195
260,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	241,020
31,000	South Bow USA Infrastructure Holdings LLC, 6.18%, due 10/01/54	29,973
271,000	Toronto-Dominion Bank, 5.30%, due 01/30/32	277,458
241,000	Toronto-Dominion Bank, 3.20%, due 03/10/32	222,209
45,000	TransCanada PipeLines Ltd., 4.25%, due 05/15/28	44,815
	Total Canada	1,717,438
	Japan — 1.6%
	Corporate Debt — 1.6%
205,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, due 07/16/29	195,443
245,000	Takeda Pharmaceutical Co. Ltd., 5.30%, due 07/05/34	248,692
	Total Japan	444,135
	Spain — 0.5%
	Corporate Debt — 0.5%
150,000	Telefonica Emisiones SA, 5.52%, due 03/01/49	138,040
	United Kingdom — 7.3%
	Corporate Debt — 7.3%
80,000	ArcelorMittal SA, 6.55%, due 11/29/27	82,241
196,000	BAT Capital Corp., 7.08%, due 08/02/43	218,533
322,000	BAT Capital Corp., 4.54%, due 08/15/47	265,393
215,000	HSBC Holdings PLC, Variable Rate, 1 day USD SOFR + 1.56%, 5.45%, due 03/03/36	216,868
200,000	HSBC Holdings PLC, Variable Rate, 1 day USD SOFR + 1.88%, 5.79%, due 05/13/36	206,536
265,000	Marex Group PLC, 6.40%, due 11/04/29	273,448
280,000	Marex Group PLC, 5.68%, due 04/21/31	280,520
228,000	nVent Finance SARL, 5.65%, due 05/15/33	234,459
285,000	Vodafone Group PLC, 5.88%, due 06/28/64	274,318
	Total United Kingdom	2,052,316
Par Value+	Description	Value ($)
	United States — 82.7%
	Corporate Debt — 82.7%
236,000	AEP Texas, Inc., 5.70%, due 05/15/34	243,990
68,000	Albemarle Corp., 5.05%, due 06/01/32	68,088
159,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 1.78%, 5.55%, due 07/31/33	157,751
160,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 2.29%, 6.18%, due 07/26/35	163,121
155,000	Alphabet, Inc., 5.35%, due 11/15/45	151,354
260,000	Alphabet, Inc., 5.30%, due 05/15/65	240,789
362,000	Altria Group, Inc., 3.40%, due 02/04/41	276,023
314,000	Altria Group, Inc., 3.88%, due 09/16/46	233,964
275,000	American Assets Trust LP, 6.15%, due 10/01/34	277,328
275,000	Analog Devices, Inc., 4.25%, due 06/15/28	274,910
275,000	Analog Devices, Inc., 4.50%, due 06/15/30	274,854
270,000	Applied Materials, Inc., 1.75%, due 06/01/30	243,053
245,000	Applied Materials, Inc., 4.00%, due 01/15/31	239,820
66,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR Index + 2.07%, 5.83%, due 10/25/33	69,669
191,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR + 1.85%, 6.47%, due 10/25/34	208,517
228,000	Biogen, Inc., 6.45%, due 05/15/55	242,474
159,000	BorgWarner, Inc., 4.95%, due 08/15/29	160,829
197,000	BorgWarner, Inc., 5.40%, due 08/15/34	200,866
259,000	Centene Corp., 2.45%, due 07/15/28	245,532
259,000	Centene Corp., 3.38%, due 02/15/30	240,679
145,000	CenterPoint Energy Houston Electric LLC, 5.05%, due 03/01/35	145,115
235,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	233,239
75,000	Cisco Systems, Inc., 5.50%, due 02/24/55	73,549
240,000	Cisco Systems, Inc., 5.35%, due 02/26/64	225,545
57,000	Citigroup, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.65%, 3.67%, due 07/24/28	56,541
229,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 1.91%, 5.72%, due 07/23/32	235,248
198,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 2.33%, 6.65%, due 04/25/35	213,660
225,000	Corning, Inc., 5.35%, due 11/15/48	214,601
303,000	Corning, Inc., 4.38%, due 11/15/57	243,430
236,000	Cummins, Inc., 4.70%, due 02/15/31	237,603
228,000	Cummins, Inc., 5.30%, due 05/09/35	233,105
270,000	Diamondback Energy, Inc., 6.25%, due 03/15/53	280,871
230,000	Dow Chemical Co., 6.30%, due 03/15/33	243,068
255,000	Dow Chemical Co., 5.65%, due 03/15/36	254,845
225,000	Edison International, 6.95%, due 11/15/29	236,166
225,000	Edison International, 6.25%, due 03/15/30	231,974
270,000	FedEx Corp., 4.75%, due 11/15/45	235,611
335,000	FedEx Corp., 4.55%, due 04/01/46	282,975

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
87,000	Fifth Third Financial Corp., Variable Rate, 1 day USD SOFR + 2.16%, 5.98%, due 01/30/30	89,655
175,000	Flex Ltd., 5.38%, due 11/13/35	172,291
205,000	FNB Corp., Variable Rate, 1 day USD SOFR Index + 1.93%, 5.72%, due 12/11/30	206,531
228,000	General Motors Co., 6.25%, due 04/15/35	239,764
221,000	General Motors Co., 6.75%, due 04/01/46	233,556
97,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.69%, 4.41%, due 04/23/39	87,556
265,000	Halliburton Co., 2.92%, due 03/01/30	249,485
227,000	Hasbro, Inc., 3.90%, due 11/19/29	221,313
212,000	Hasbro, Inc., 6.05%, due 05/14/34	221,578
247,000	Helmerich & Payne, Inc., 5.50%, due 12/01/34	244,600
305,000	Honeywell International, Inc., 1.95%, due 06/01/30	276,513
265,000	Host Hotels & Resorts LP, 5.70%, due 06/15/32	271,810
249,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	240,104
230,000	Illumina, Inc., 5.75%, due 12/13/27	233,876
416,000	Intel Corp., 3.10%, due 02/15/60	240,635
247,000	Intel Corp., 5.90%, due 02/10/63	238,269
64,000	Interstate Power & Light Co., 5.60%, due 06/29/35	65,820
235,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	236,836
215,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, due 04/19/29	220,812
235,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, due 12/01/32	235,974
25,000	KLA Corp., 4.70%, due 02/01/34	24,827
260,000	KLA Corp., 5.25%, due 07/15/62	240,792
160,000	L3Harris Technologies, Inc., 5.40%, due 07/31/33	164,253
237,000	L3Harris Technologies, Inc., 5.35%, due 06/01/34	241,524
250,000	LYB International Finance III LLC, 5.63%, due 05/15/33	253,375
250,000	LYB International Finance III LLC, 5.88%, due 01/15/36	253,503
145,000	M&T Bank Corp., Variable Rate, 1 day USD SOFR + 1.61%, 5.39%, due 01/16/36	144,680
280,000	Marriott International, Inc., 5.50%, due 04/15/37	282,991
290,000	Marriott International, Inc., 5.10%, due 05/01/38	280,430
270,000	Marvell Technology, Inc., 5.75%, due 02/15/29	277,787
265,000	Marvell Technology, Inc., 5.95%, due 09/15/33	279,680
240,000	MasTec, Inc., 5.90%, due 06/15/29	246,955
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
202,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.58%, 5.83%, due 04/19/35	210,155
211,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.56%, 5.32%, due 07/19/35	213,113
66,000	MPLX LP, 4.70%, due 04/15/48	54,889
66,000	MPLX LP, 5.50%, due 02/15/49	60,850
297,000	Mylan, Inc., 5.20%, due 04/15/48	244,753
265,000	Nordson Corp., 5.80%, due 09/15/33	276,154
215,000	Occidental Petroleum Corp., 8.88%, due 07/15/30	244,420
245,000	Occidental Petroleum Corp., 6.20%, due 03/15/40	257,413
235,000	Ovintiv, Inc., 6.25%, due 07/15/33	249,239
240,000	Patterson-UTI Energy, Inc., 6.05%, due 05/15/36	241,049
275,000	Pinnacle Bank/Nashville TN, 5.63%, due 02/15/28	278,475
270,000	Pinnacle Financial Partners, Inc., Variable Rate, 1 day USD SOFR + 2.35%, 6.17%, due 11/01/30	277,125
165,000	Pioneer Natural Resources Co., 1.90%, due 08/15/30	148,976
244,000	Polaris, Inc., 5.60%, due 03/01/31	243,412
220,000	Regal Rexnord Corp., 6.40%, due 04/15/33	233,141
228,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 2.14%, 6.34%, due 05/31/35	241,381
217,000	Simon Property Group LP, 5.85%, due 03/08/53	220,010
216,000	Simon Property Group LP, 6.65%, due 01/15/54	242,062
235,000	Steel Dynamics, Inc., 5.38%, due 08/15/34	239,192
125,000	Steel Dynamics, Inc., 5.25%, due 05/15/35	125,963
237,000	Sun Communities Operating LP, 4.20%, due 04/15/32	227,404
204,000	System Energy Resources, Inc., 5.30%, due 12/15/34	204,147
66,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	66,509
245,000	Tapestry, Inc., 5.10%, due 03/11/30	247,631
250,000	Tapestry, Inc., 5.50%, due 03/11/35	252,001
240,000	Targa Resources Corp., 6.25%, due 07/01/52	244,648
230,000	Targa Resources Corp., 6.50%, due 02/15/53	242,543
310,000	Texas Instruments, Inc., 1.75%, due 05/04/30	280,327
275,000	Texas Instruments, Inc., 5.10%, due 05/23/35	278,765
291,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	244,403
255,000	Valero Energy Corp., 2.15%, due 09/15/27	248,340
75,000	Valero Energy Corp., 5.15%, due 03/10/36	74,256
231,000	Ventas Realty LP, 5.63%, due 07/01/34	238,181
35,000	Verizon Communications, Inc., 5.40%, due 07/02/37	35,165

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Par Value+ / Shares	Description	Value ($)
	United States — continued
	Corporate Debt — continued
255,000	Verizon Communications, Inc., 6.00%, due 11/30/65	251,088
212,000	Western Midstream Operating LP, 5.30%, due 03/01/48	185,320
265,000	Westlake Corp., 5.00%, due 08/15/46	228,907
275,000	Westlake Corp., 6.38%, due 11/15/55	274,786
	Total United States	23,134,725
	TOTAL DEBT OBLIGATIONS (COST $27,600,380)	27,486,654

	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
263,501	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (a)	263,501
	TOTAL SHORT-TERM INVESTMENTS (COST $263,501)	263,501
	TOTAL INVESTMENTS — 99.1% (Cost $27,863,881)	27,750,155
	Other Assets and Liabilities (net) — 0.9%	240,033
	TOTAL NET ASSETS — 100.0%	$27,990,188

Notes to Schedule of Investments:
+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

GMO Ultra-Short Income ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 97.8%
	Asset-Backed Securities — 69.9%
	Collateralized Loan Obligations — 69.9%
175,000	37 Capital CLO 3 Ltd., Series 2023-1A, XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.67%, due 07/15/38	175,009
882,269	Apex Credit CLO Ltd., Series 2018-1A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.65%, due 04/25/31	882,269
192,491	Bain Capital Credit CLO Ltd., Series 2019-2A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.60%, due 10/17/32	192,385
1,603,073	Battalion CLO IX Ltd., Series 2015-9A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.96%, 4.63%, due 07/15/31	1,603,527
904,582	Battalion CLO X Ltd., Series 2016-10A, A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.14%, 4.81%, due 01/24/35	905,457
157,919	Battalion CLO XV Ltd., Series 2020-15A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.66%, due 01/17/33	157,750
25,484	BlueMountain CLO XXII Ltd., Series 2018-22A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.34%, 5.01%, due 07/15/31	25,506
65,081	California Street CLO IX LP, Series 2012-9A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.04%, due 07/16/32	65,167
143,387	Canyon Capital CLO Ltd., Series 2017-1A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 4.93%, due 07/15/30	143,442
192,083	CarVal CLO III Ltd., Series 2019-2A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.67%, due 07/20/32	191,985
236,243	Dryden 40 Senior Loan Fund, Series 2015-40A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.80%, due 08/15/31	236,470
67,491	Dryden 45 Senior Loan Fund, Series 2016-45A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.08%, 4.75%, due 10/15/30	67,492
122,762	Dryden 55 CLO Ltd., Series 2018-55A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 4.95%, due 04/15/31	122,911
263,767	Dryden 72 CLO Ltd., Series 2019-72A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.75%, due 05/15/32	263,862
471,750	Elmwood CLO X Ltd., Series 2021-3A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.63%, due 07/20/38	471,733
1,833,571	Fortress Credit BSL VIII Ltd., Series 2019-2A, A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.72%, due 10/20/32	1,833,741
52,204	Fortress Credit BSL X Ltd., Series 2021-1A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.78%, due 04/20/33	52,203
1,000,000	Galaxy XXII CLO Ltd., Series 2016-22A, AR4, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.02%, 4.70%, due 04/16/34	1,000,555
Par Value+	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
129,476	Greywolf CLO III Ltd., Series 2020-3RA, A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.89%, due 04/22/33	129,622
410,705	ICG U.S. CLO Ltd., Series 2015-2RA, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.67%, due 01/16/33	410,384
36,697	Jefferson Mill CLO Ltd., Series 2015-1A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.91%, due 10/20/31	36,707
1,800,000	KKR Financial CLO Ltd., Series 2013-1A, XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.85%, 4.52%, due 10/15/38	1,799,158
150,000	LCM 31 Ltd., Series 31A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 4.96%, due 07/20/34	150,065
123,429	Madison Park Funding XIV Ltd., Series 2014-14A, AR4, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.96%, 4.62%, due 10/22/30	123,388
633,333	Magnetite XXVI Ltd., Series 2020-26A, XR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.57%, due 01/25/38	634,670
740,251	Mountain View CLO LLC, Series 2016-1A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.88%, 4.55%, due 04/14/33	740,227
317,472	Northwoods Capital XIV-B Ltd., Series 2018-14BA, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.25%, 4.89%, due 11/13/31	317,466
131,824	OZLM XV Ltd., Series 2016-15A, A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.73%, due 04/20/33	131,824
16,792	OZLM XXIV Ltd., Series 2019-24A, A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.42%, 5.10%, due 07/20/32	16,795
1,875,000	Palmer Square CLO Ltd., Series 2021-4A, XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.67%, due 07/15/38	1,879,014
259,714	Regatta XX Funding Ltd., Series 2021-2A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.97%, 4.64%, due 01/15/38	259,710
170,625	Rockford Tower CLO Ltd., Series 2018-2A, A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.42%, 5.10%, due 10/20/31	170,727
376,605	Rockford Tower CLO Ltd., Series 2019-2A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.77%, due 08/20/32	376,826
13,314	Romark CLO II Ltd., Series 2018-2A, A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.14%, 4.81%, due 07/25/31	13,314
187,207	Sound Point CLO II Ltd., Series 2013-1A, A2R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.71%, 5.38%, due 01/26/31	187,380
166,311	Sound Point CLO IX Ltd., Series 2015-2A, ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.47%, 5.15%, due 07/20/32	166,443

GMO Ultra-Short Income ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Par Value+	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
184,565	Sound Point CLO V-R Ltd., Series 2014-1RA, A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.09%, due 07/18/31	184,825
1,334,282	Sound Point CLO XXII Ltd., Series 2019-1A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.03%, 4.71%, due 01/20/32	1,334,274
65,189	Symphony CLO XX Ltd., Series 2018-20A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.10%, 4.78%, due 01/16/32	65,327
2,208,525	Symphony CLO XXIII Ltd., Series 2020-23A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.57%, due 01/15/34	2,209,300
5,349	TCI-Symphony CLO Ltd., Series 2016-1A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 4.95%, due 10/13/32	5,352
500,000	THL Credit Wind River CLO Ltd., Series 2017-3A, AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.87%, due 04/15/35	500,146
366,642	Trinitas CLO XII Ltd., Series 2020-12A, A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.72%, due 04/25/33	366,438
48,623	Venture 32 CLO Ltd., Series 2018-32A, A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.04%, due 07/18/31	48,695
78,014	Venture 38 CLO Ltd., Series 2019-38A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.66%, due 07/30/32	78,057
589,332	Venture XIX CLO Ltd., Series 2014-19A, ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.52%, 5.19%, due 01/15/32	590,069
1,106,253	Venture XV CLO Ltd., Series 2013-15A, AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.44%, 5.11%, due 07/15/32	1,107,118
409,100	Voya CLO Ltd., Series 2019-2A, AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.88%, due 07/20/32	409,417
187,500	Voya CLO Ltd., Series 2025-1A, X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.58%, due 04/20/38	187,497
1,016,135	Wellfleet CLO Ltd., Series 2020-1A, A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.66%, due 04/15/33	1,016,643
	Total Collateralized Loan Obligations	24,038,342
	U.S. Government — 27.9%
300,000	Federal Home Loan Bank Discount Notes, 0.00, due 06/12/26	299,577
400,000	Federal Home Loan Bank Discount Notes, 0.00, due 07/20/26	397,917
335,000	Federal Home Loan Bank Discount Notes, 0.00, due 08/14/26	332,413
350,000	Federal Home Loan Bank Discount Notes, 0.00, due 09/09/26	346,400
600,000	Federal Home Loan Bank Discount Notes, 0.00, due 10/09/26	591,965
Par Value+ / Shares	Description	Value ($)

671,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.82%, due 10/31/27	672,153
399,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 04/30/28	399,092
17,903	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	18,025
18,121	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	18,169
17,765	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	17,704
462,000	U.S. Treasury Notes, 4.12%, due 10/31/26	462,578
510,000	U.S. Treasury Notes, 4.12%, due 01/31/27	511,016
943,000	U.S. Treasury Notes, 1.88%, due 02/28/27	929,555
929,000	U.S. Treasury Notes, 3.62%, due 08/31/27	925,371
934,000	U.S. Treasury Notes, 3.50%, due 09/30/27	928,600
926,000	U.S. Treasury Notes, 3.37%, due 11/30/27	918,006
921,000	U.S. Treasury Notes, 3.87%, due 12/31/27	919,345
930,000	U.S. Treasury Notes, 3.50%, due 01/31/28	922,589
	Total U.S. Government	9,610,475
	TOTAL DEBT OBLIGATIONS (COST $33,679,025)	33,648,817

SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 0.1%
20,569	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (a)	20,569

	U.S. Government — 1.9%
453,000	U.S. Treasury Bills, 3.44%, due 07/14/26	451,043
207,000	U.S. Treasury Bills, 3.68%, due 03/18/27	201,018
	Total U.S. Government	652,061
	TOTAL SHORT-TERM INVESTMENTS (COST $672,692)	672,630
	TOTAL INVESTMENTS— 99.8% (Cost $34,351,717)	34,321,447
	Other Assets and Liabilities (net) — 0.2%	84,179
	TOTAL NET ASSETS — 100.0%	$34,405,626

Notes to Schedule of Investments:
+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:
144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

SOFR — Secured Overnight Financing Rate
USD — United States Dollar

GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.7%
	Banks — 2.5%
2,007,786	U.S. Bancorp	110,127,062
	Capital Goods — 1.8%
247,569	General Electric Co.	80,152,939
	Consumer Discretionary Distribution & Retail — 5.4%
646,664	Amazon.com, Inc. *	175,013,145
421,369	TJX Cos., Inc.	65,206,853
	Total Consumer Discretionary Distribution & Retail	240,219,998
	Consumer Services — 4.6%
2,086,536	Aramark	111,379,292
284,664	Hilton Worldwide Holdings, Inc.	93,273,006
	Total Consumer Services	204,652,298
	Financial Services — 5.7%
120,887	Jack Henry & Associates, Inc.	16,479,316
161,640	Mastercard, Inc. – Class A	79,846,927
24,694	Moody's Corp.	11,192,555
322,783	Tradeweb Markets, Inc. – Class A	32,358,996
354,852	Visa, Inc. – Class A	115,809,499
	Total Financial Services	255,687,293
	Food, Beverage & Tobacco — 4.1%
1,386,198	Brown-Forman Corp. – Class B	35,653,012
1,001,113	Coca-Cola Co.	79,097,938
495,779	Constellation Brands, Inc. – Class A	68,824,041
2,592	Mondelez International, Inc. – Class A	158,553
	Total Food, Beverage & Tobacco	183,733,544
	Health Care Equipment & Services — 10.6%
1,198,814	Abbott Laboratories	102,618,478
258,852	Cigna Group	71,805,545
199,129	Elevance Health, Inc.	78,295,532
131,021	Intuitive Surgical, Inc. *	55,636,757
195,272	Quest Diagnostics, Inc.	38,058,513
335,507	UnitedHealth Group, Inc.	127,596,667
	Total Health Care Equipment & Services	474,011,492
	Household & Personal Products — 2.3%
733,047	Procter & Gamble Co.	105,236,227
	Media & Entertainment — 11.6%
665,110	Alphabet, Inc. – Class A	252,967,937
305,950	Meta Platforms, Inc. – Class A	193,516,435
881,401	Netflix, Inc. *	75,818,114
	Total Media & Entertainment	522,302,486
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 11.5%
102,205	Eli Lilly & Co.	112,936,525
840,223	Johnson & Johnson	189,327,449
691,138	Merck & Co., Inc.	82,051,903
267,927	Thermo Fisher Scientific, Inc.	131,956,727
	Total Pharmaceuticals, Biotechnology & Life Sciences	516,272,604
	Semiconductors & Semiconductor Equipment — 18.6%
480,549	Broadcom, Inc.	214,694,877
92,757	KLA Corp.	178,252,054
757,662	Lam Research Corp.	241,072,895
650,772	Texas Instruments, Inc.	198,927,985
	Total Semiconductors & Semiconductor Equipment	832,947,811
	Software & Services — 14.7%
548,488	Accenture PLC – Class A	102,605,650
714,616	Microsoft Corp.	321,748,708
206,880	PTC, Inc. *	28,700,462
85,262	Roper Technologies, Inc.	27,755,339
595,814	Salesforce, Inc.	113,860,055
140,017	Synopsys, Inc. *	66,594,886
	Total Software & Services	661,265,100
	Technology Hardware & Equipment — 5.1%
735,295	Apple, Inc.	229,456,158
	Transportation — 1.2%
779,474	Uber Technologies, Inc. *	54,874,970
	TOTAL COMMON STOCKS (COST $3,902,899,296)	4,470,939,982
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
12,850,735	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (a)	12,850,735
	TOTAL SHORT-TERM INVESTMENTS (COST $12,850,735)	12,850,735
	TOTAL INVESTMENTS — 100.0% (Cost $3,915,750,031)	4,483,790,717
	Other Assets and Liabilities (net) — 0.0%	933,248
	TOTAL NET ASSETS — 100.0%	$4,484,723,965

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO U.S. Value ETF
Schedule of Investments
(showing percentage of total net assets)
May 31, 2026 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%
	Automobiles & Components — 2.2%
1,604	Autoliv, Inc.	203,900
813	BorgWarner, Inc.	58,390
48,499	Ford Motor Co.	845,823
10,664	General Motors Co.	887,671
	Total Automobiles & Components	1,995,784
	Banks — 9.4%
38,668	Bank of America Corp.	1,995,269
9,600	Citigroup, Inc.	1,208,640
3,672	Fifth Third Bancorp	183,343
20,081	Huntington Bancshares, Inc.	328,525
5,164	JPMorgan Chase & Co.	1,545,637
1,993	M&T Bank Corp.	430,707
3,885	PNC Financial Services Group, Inc.	859,051
10,404	Truist Financial Corp.	501,577
18,339	U.S. Bancorp	1,005,894
6,574	Wells Fargo & Co.	509,748
	Total Banks	8,568,391
	Capital Goods — 1.5%
1,470	A.O. Smith Corp.	83,379
2,383	Carrier Global Corp.	152,202
5,277	Fortune Brands Innovations, Inc.	205,486
1,038	Northrop Grumman Corp.	585,100
430	Oshkosh Corp.	55,900
139	Snap-on, Inc.	51,598
929	Terex Corp.	54,049
587	Textron, Inc.	53,863
1,056	Timken Co.	135,147
	Total Capital Goods	1,376,724
	Commercial & Professional Services — 0.5%
827	Booz Allen Hamilton Holding Corp.	65,482
2,784	Genpact Ltd.	91,733
845	Leidos Holdings, Inc.	107,991
1,588	Paycom Software, Inc.	221,796
	Total Commercial & Professional Services	487,002
	Consumer Discretionary Distribution & Retail — 3.0%
1,318	Abercrombie & Fitch Co. – Class A *	101,776
5,323	Academy Sports & Outdoors, Inc.	281,054
767	AutoNation, Inc. *	143,981
4,205	Bath & Body Works, Inc.	84,184
2,107	Best Buy Co., Inc.	164,241
7,334	eBay, Inc.	801,386
5,395	Gap, Inc.	114,104
461	Group 1 Automotive, Inc.	145,833
7,750	LKQ Corp.	210,180
23,061	Macy's, Inc.	501,807
Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
2,091	Signet Jewelers Ltd.	182,733
	Total Consumer Discretionary Distribution & Retail	2,731,279
	Consumer Durables & Apparel — 3.1%
3,224	Crocs, Inc. *	382,592
4,189	DR Horton, Inc.	616,160
5,847	KB Home	285,684
1,949	Lennar Corp. – Class A	174,981
361	M/I Homes, Inc. *	47,515
13,042	Mattel, Inc. *	194,848
3,238	Meritage Homes Corp.	211,247
3,272	NIKE, Inc. – Class B	151,265
2,490	PulteGroup, Inc.	294,268
2,639	PVH Corp.	246,166
352	Toll Brothers, Inc.	48,766
2,719	YETI Holdings, Inc. *	130,430
	Total Consumer Durables & Apparel	2,783,922
	Consumer Services — 1.0%
1,078	Covista, Inc. *	126,988
16,710	H&R Block, Inc.	643,168
3,887	Perdoceo Education Corp.	125,861
	Total Consumer Services	896,017
	Consumer Staples Distribution & Retail — 2.6%
14,592	Albertsons Cos., Inc. – Class A	227,781
1,475	Dollar General Corp.	163,150
8,470	Kroger Co.	526,411
690	Sysco Corp.	52,309
10,707	Target Corp.	1,360,538
	Total Consumer Staples Distribution & Retail	2,330,189
	Energy — 7.4%
16,883	APA Corp.	615,048
3,731	Chevron Corp.	680,758
6,769	ConocoPhillips	771,531
7,120	Devon Energy Corp.	316,769
8,718	EOG Resources, Inc.	1,162,807
843	Expand Energy Corp.	78,382
16,166	Exxon Mobil Corp.	2,348,273
7,933	Halliburton Co.	308,197
3,139	Kinder Morgan, Inc.	97,560
976	Marathon Petroleum Corp.	242,799
404	Phillips 66	71,056
	Total Energy	6,693,180
	Equity Real Estate Investment Trusts (REITs) — 0.3%
8,739	VICI Properties, Inc. – (REIT)	246,615

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Shares	Description	Value ($)
	Financial Services — 6.6%
2,331	American Express Co.	737,692
382	Ameriprise Financial, Inc.	170,261
533	Berkshire Hathaway, Inc. – Class B *	252,898
5,041	Blue Owl Capital Corp.	56,762
1,930	Bread Financial Holdings, Inc.	171,905
5,115	Capital One Financial Corp.	961,262
2,005	Enova International, Inc. *	323,828
1,281	Federated Hermes, Inc.	71,813
5,801	Franklin Resources, Inc.	179,947
4,637	Janus Henderson Group PLC	239,779
11,044	MGIC Investment Corp.	278,530
14,566	PayPal Holdings, Inc.	651,828
12,099	Radian Group, Inc.	413,181
7,273	SLM Corp.	160,879
3,618	State Street Corp.	563,105
3,210	Synchrony Financial	229,322
2,876	T. Rowe Price Group, Inc.	300,628
29,860	Western Union Co.	242,762
	Total Financial Services	6,006,382
	Food, Beverage & Tobacco — 2.9%
6,044	Archer-Daniels-Midland Co.	482,190
4,642	Brown-Forman Corp. – Class B	119,392
8,257	General Mills, Inc.	279,169
1,307	Ingredion, Inc.	132,582
9,892	Keurig Dr. Pepper, Inc.	297,057
8,495	Mondelez International, Inc. – Class A	519,639
5,693	PepsiCo, Inc.	820,874
	Total Food, Beverage & Tobacco	2,650,903
	Health Care Equipment & Services — 6.3%
428	Becton Dickinson & Co.	62,967
5,024	Cigna Group	1,393,657
12,118	CVS Health Corp.	1,102,496
2,152	Elevance Health, Inc.	846,145
1,004	Humana, Inc.	306,642
959	ResMed, Inc.	182,757
4,839	UnitedHealth Group, Inc.	1,840,320
	Total Health Care Equipment & Services	5,734,984
	Household & Personal Products — 2.8%
3,484	Colgate-Palmolive Co.	314,013
21,763	Kenvue, Inc.	376,065
4,276	Kimberly-Clark Corp.	417,337
9,731	Procter & Gamble Co.	1,396,982
	Total Household & Personal Products	2,504,397
	Insurance — 6.8%
4,145	Aflac, Inc.	465,981
5,112	Allstate Corp.	1,053,532
5,292	American International Group, Inc.	392,825
4,262	Arch Capital Group Ltd. *	380,767
1,995	Chubb Ltd.	621,901
Shares	Description	Value ($)
	Insurance — continued
5,722	Hartford Insurance Group, Inc.	727,438
5,608	MetLife, Inc.	463,726
6,216	Progressive Corp.	1,183,527
2,019	Prudential Financial, Inc.	203,192
2,235	Travelers Cos., Inc.	652,374
814	Unum Group	67,749
	Total Insurance	6,213,012
	Materials — 1.4%
1,899	Commercial Metals Co.	144,419
1,571	CRH PLC	170,909
1,195	Eastman Chemical Co.	90,664
2,440	Mosaic Co.	58,316
100	NewMarket Corp.	77,358
2,133	Nucor Corp.	533,250
1,857	PPG Industries, Inc.	209,804
	Total Materials	1,284,720
	Media & Entertainment — 7.2%
174	Alphabet, Inc. – Class A	66,179
3,240	Fox Corp. – Class A	207,101
12,178	Fox Corp. – Class B	698,895
21,598	Match Group, Inc.	780,336
7,444	Meta Platforms, Inc. – Class A	4,708,405
11,167	ZoomInfo Technologies, Inc. *	37,186
	Total Media & Entertainment	6,498,102
	Pharmaceuticals, Biotechnology & Life Sciences — 9.8%
26,358	Bristol-Myers Squibb Co.	1,507,150
1,097	Gilead Sciences, Inc.	147,470
7,996	Johnson & Johnson	1,801,739
20,939	Merck & Co., Inc.	2,485,878
72,971	Pfizer, Inc.	1,910,381
1,758	Regeneron Pharmaceuticals, Inc.	1,080,783
	Total Pharmaceuticals, Biotechnology & Life Sciences	8,933,401
	Real Estate Management & Development — 0.1%
924	CBRE Group, Inc. – Class A *	115,537
	Semiconductors & Semiconductor Equipment — 3.4%
557	NXP Semiconductors NV	178,992
10,721	QUALCOMM, Inc.	2,691,185
3,267	Skyworks Solutions, Inc.	254,336
	Total Semiconductors & Semiconductor Equipment	3,124,513
	Software & Services — 9.7%
8,973	Cognizant Technology Solutions Corp. – Class A	500,290
6,316	Dropbox, Inc. – Class A *	169,774

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
May 31, 2026 (Unaudited)
Shares	Description	Value ($)
	Software & Services — continued
5,341	DXC Technology Co. *	52,929
4,865	International Business Machines Corp.	1,448,797
461	Intuit, Inc.	152,835
13,586	Microsoft Corp.	6,116,961
3,754	Zoom Communications, Inc. *	381,369
	Total Software & Services	8,822,955
	Technology Hardware & Equipment — 3.3%
288	Arrow Electronics, Inc. *	61,814
6,435	Avnet, Inc.	559,395
5,112	Cisco Systems, Inc.	615,587
355	Dell Technologies, Inc. – Class C	149,423
21,399	Hewlett Packard Enterprise Co.	921,013
11,083	HP, Inc.	299,684
2,145	NetApp, Inc.	373,852
1,730	Vontier Corp.	49,097
	Total Technology Hardware & Equipment	3,029,865
	Telecommunication Services — 5.1%
59,814	AT&T, Inc.	1,483,387
38,377	Comcast Corp. – Class A	954,436
45,069	Verizon Communications, Inc.	2,154,749
	Total Telecommunication Services	4,592,572
	Transportation — 2.7%
7,784	Delta Air Lines, Inc.	642,025
1,107	FedEx Corp.	455,807
12,516	United Parcel Service, Inc. – Class B	1,335,332
	Total Transportation	2,433,164
	Utilities — 0.1%
1,872	Edison International	130,928
	TOTAL COMMON STOCKS (COST $84,397,663)	90,184,538
	SHORT-TERM INVESTMENTS — 1.1%
	Money Market Funds — 1.1%
992,195	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (a)	992,195
	TOTAL SHORT-TERM INVESTMENTS (COST $992,195)	992,195
	TOTAL INVESTMENTS — 100.3% (Cost $85,389,858)	91,176,733
	Other Assets and Liabilities (net) — (0.3)%	(262,028)
	TOTAL NET ASSETS — 100.0%	$90,914,705

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:
REIT — Real Estate Investment Trust

Organization
Each of GMO Beyond China ETF, GMO Domestic Resilience ETF, GMO Dynamic Allocation ETF, GMO International Quality ETF, GMO International Value ETF, GMO Systematic Investment Grade Credit ETF, GMO Ultra-Short Income ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF (each a “Fund” and collectively the “Funds”) is an exchange-traded fund (“ETF”) and a separate operating series of GMO ETF Trust (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).
Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.
Please see the Fund’s Prospectus, available on www.gmo.com, for information regarding specific risks for the Fund.
Basis of presentation
The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the
Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.
Security valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations determined using other significant direct or indirect observable inputs.
Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.
Exchange-traded securities for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than theexchange). Shares of underlying funds and open-end registered investment companies are valued at their most recent net asset value.
Typically, the Funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO (if a reliable updated price for a fixed income security is not available when a Fund calculates its NAV, the Fund will generally use the most recent reliable price to value that security).
The Funds’ Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Funds under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Funds' investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of May 31, 2026:
Description	Level 1	Level 2	Level 3	Total
GMO Beyond China ETF
Asset Valuation Inputs
Common Stocks	$19,337,910	$—	$—	$19,337,910
Short-Term Investments	145,677	—	—	145,677
Total Investments	19,483,587	—	—	19,483,587
Total	$19,483,587	$—	$—	$19,483,587

Description	Level 1	Level 2	Level 3	Total
GMO Domestic Resilience ETF
Asset Valuation Inputs
Common Stocks	$35,800,827	$—	$—	$35,800,827
Short-Term Investments	443,796	—	—	443,796
Total Investments	36,244,623	—	—	36,244,623
Total	$36,244,623	$—	$—	$36,244,623

Description	Level 1	Level 2	Level 3	Total
GMO Dynamic Allocation ETF
Asset Valuation Inputs
Investment Funds	$38,274,350	$—	$—	$38,274,350
Short-Term Investments	284,588	—	—	284,588
Total Investments	38,558,938	—	—	38,558,938
Total	$38,558,938	$—	$—	$38,558,938

Description	Level 1	Level 2	Level 3	Total
GMO International Quality ETF
Asset Valuation Inputs
Common Stocks	$281,151,376	$—	$—	$281,151,376
Short-Term Investments	2,620,973	—	—	2,620,973
Total Investments	283,772,349	—	—	283,772,349
Total	$283,772,349	$—	$—	$283,772,349

Description	Level 1	Level 2	Level 3	Total
GMO International Value ETF
Asset Valuation Inputs
Common Stocks	$443,068,059	$—	$—	$443,068,059
Preferred Stocks	6,381,451	—	—	6,381,451
Total Investments	449,449,510	—	—	449,449,510
Total	$449,449,510	$—	$—	$449,449,510

Description	Level 1	Level 2	Level 3	Total
GMO Systematic Investment Grade Credit ETF
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$27,486,654	$—	$27,486,654
TOTAL DEBT OBLIGATIONS	—	27,486,654	—	27,486,654

Description	Level 1	Level 2	Level 3	Total
GMO Systematic Investment Grade Credit ETF (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	263,501	—	—	263,501
Total Investments	263,501	27,486,654	—	27,750,155
Total	$263,501	$27,486,654	$—	$27,750,155

Description	Level 1	Level 2	Level 3	Total
GMO Ultra-Short Income ETF
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$24,038,342	$—	$24,038,342
U.S. Government	9,556,577	53,898	—	9,610,475
TOTAL DEBT OBLIGATIONS	9,556,577	24,092,240	—	33,648,817
Short-Term Investments	672,630	—	—	672,630
Total Investments	10,229,207	24,092,240	—	34,321,447
Total	$10,229,207	$24,092,240	$—	$34,321,447

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Quality ETF
Asset Valuation Inputs
Common Stocks	$4,470,939,982	$—	$—	$4,470,939,982
Short-Term Investments	12,850,735	—	—	12,850,735
Total Investments	4,483,790,717	—	—	4,483,790,717
Total	$4,483,790,717	$—	$—	$4,483,790,717

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Value ETF
Asset Valuation Inputs
Common Stocks	$90,184,538	$—	$—	$90,184,538
Short-Term Investments	992,195	—	—	992,195
Total Investments	91,176,733	—	—	91,176,733
Total	$91,176,733	$—	$—	$91,176,733

Investments in affiliated companies and other Funds of the Trust
An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO ETF Trust or other funds managed by GMO. A summary of the Funds' transactions involving companies that are or were affiliates during the period ended May 31, 2026 is set forth below:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Dynamic Allocation ETF
GMO Domestic Resilience ETF	$1,054,786	$154,587	$62,702	$1,334	$—	$9,419	$7,749	$1,163,839
GMO International Quality ETF	1,762,662	359,860	105,213	—	—	2,604	(93,919)	1,925,994
GMO International Value ETF	3,609,240	521,246	217,525	—	—	36,750	(8,085)	3,941,626
GMO U.S. Quality ETF	3,357,426	711,590	213,275	5,716	—	7,347	266,076	4,129,164
GMO U.S. Value ETF	3,478,418	512,901	209,431	20,706	—	19,557	106,346	3,907,791
Totals	$13,262,532	$2,260,184	$808,146	$27,756	$—	$75,677	$278,167	$15,068,414

*
The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through May 31, 2026.
The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28,
2027.

Subsequent events
Subsequent to May 31, 2026, GMO Ultra-Short Income ETF received redemption requests in the amount of $9,381,675.
For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report and/or financial statements and other information, available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.